Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	4,325	4,239	2,298
In respect of current year U.S.	(1)	—	(10)
In respect of prior years U.K.	(86)	19	3
In respect of prior years U.S.	—	3	—
Total current tax	4,238	4,261	2,291

Deferred tax:
In respect of current year U.S.	1	11	61
In respect of prior years U.S.	—	(49)	49
Total deferred tax	1	(38)	110

Income tax credit	4,239	4,223	2,401

Current income tax receivable:
U.K. tax	8,477	4,239	4,207
U.S. tax	4	24	18
Current income tax receivable	8,481	4,263	4,225

Deferred tax:
U.S. tax	46	47	81

Current income tax payable:
U.S. tax	—	—	—

Schedule of Reconciliation of Accounting Loss per Statement of Operations

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2019	2018	2017
	(in thousands)
	£	£	£
Loss before tax	(25,651)	(18,063)	(25,486)
Tax on loss at standard U.K. tax rate of 19% (2018: 19%; 2017: 19.25%)	(4,874)	(3,432)	(4,906)
Effects of:
Expenses not deductible	2,912	1,389	3,899
Deduction for R&D	(5,667)	(5,554)	(3,051)
Losses surrendered for R&D tax credit	5,667	5,554	3,051
Deferred tax - PY adjustment	—	49	(49)
Overseas tax payable - current year	1	—	10
Overseas tax payable - prior years	—	(3)	—
R&D tax credit - U.S.	(1)	(11)	(61)
R&D tax credit - current year	(4,325)	(4,239)	(2,298)
R&D tax credit - prior years	86	(19)	(3)
Deferred tax asset not recognized	1,962	2,043	1,007
Income tax credit	(4,239)	(4,223)	(2,401)